Related party transactions - Summary of transactions and balances during the year with associates and joint ventures (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Associates
Disclosure of transactions between related parties [line items]
Amounts due to joint ventures and associates, highest amount during the year	£ 77	£ 105
Amounts due to joint ventures and associates	36	96
Fair value of derivative assets with associates, highest amount during the year	14	4
Fair value of derivative assets with associates	14	4
Fair value of derivative liabilities with associates, highest amount during the year	25	10
Fair value of derivative liabilities with associates	20	10
Associates | Unsubordinated accounts receivable
Disclosure of transactions between related parties [line items]
Advances and credits, highest amount during the year	87	185
Advances and credits	46	128
Joint ventures where entity is venturer
Disclosure of transactions between related parties [line items]
Amounts due to joint ventures and associates, highest amount during the year	4	5
Amounts due to joint ventures and associates	4	5
Other related parties
Disclosure of transactions between related parties [line items]
Guarantees and commitments, highest amount during the year	144	104
Guarantees and commitments	£ 180	£ 43